CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT

As of December 31, 2023, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	December 31,	December 31,
	2023	2022
Current Debt
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$35,556
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	164,444
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	200,000
	400,000	400,000
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	128,958	123,958
5% Convertible note payable – Related Party	301,233	288,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	300,753	288,253
5% Convertible note payable – CEO & CFO – Related Parties	98,559	94,457
5% Convertible note payable – Bridge Investors	201,922	193,522
	1,031,425	988,923
August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	280,052	267,553
5% Convertible note – Bridge investors	418,399	399,722
5% Convertible note – CFO – Related Party	84,018	80,266
	782,469	747,541
JH Darbie PPM Debt
16% Convertible Notes – Non-related parties	311,693	2,441,471
16% Convertible Notes – CEO – Related Party	-	124,547
	311,693	2,566,018

November/December 2021 & March 2022 Notes
16% Convertible Notes – Accredited Investors	233,393	619,345

Debt for Clinical Trials – Forever Prosperity ( Formerly GMP)
2% Convertible Notes – Forever Prosperity	4,750,000	4,659,782

May and June 2022 Note
16% Convertible Notes – Accredited Investors	1,401,284	885,312

Other Debt
Short term debt – Bridge investors	210,000	245,000
Short term debt from CFO – Related Party	35,050	25,050
Short term debt – Autotelic Inc. – Related Party	1,470,000	120,000
Short Term Debt from CEO – Related Party	50,000	-
	1,765,050	390,050
Total of short term convertible debentures & notes and other debt	$10,675,313	11,256,971

	December 31,	December 31,
	2023	2022
Long Term Debt
JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	1,773,468	-
16% Convertible Notes – CEO – Related Party	125,000	-
	1,898,468	-

SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT

As of December 31, 2023, and December 31, 2022, the August 2021 convertible notes, inclusive of accrued interest, consist of the following amounts:

	December 31,	December 31,
	2023	2022
Autotelic Related party convertible note, 5% coupon December 2023	$280,052	$267,553
CFO Related party convertible note, 5% coupon December 2023	84,018	80,266
Accredited investors convertible note, 5% coupon December 2023	418,399	399,722
	$782,469	$747,541
As of December 31, 2023, and December 31, 2022, convertible notes under the November-December 2021 Financing, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022

Blue Lake Partners LLC Convertible note, 12% coupon, December 2021, inclusive of accrued interest	-	227,187
Fourth Man LLC Convertible note, 12% coupon December 2021, inclusive of accrued interest	-	112,500
Convertible notes, net of discounts	$-	339,687
 As of December 31, 2023, and December 31, 2022, the Fourth Man convertible note, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022

Fourth Man Convertible note, 16% coupon March 2023 inclusive of accrued interest and default provision	$233,393	$340,959
Unamortized debt discount	-	(61,301)
Convertible notes, net	$233,393	279,658
 As of December 31, 2023, and December 31, 2022, convertible note under the May 2022 Mast Financing, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022
Mast Hill Convertible note, 16% coupon May 2023, inclusive of accrued interest and penalty	$905,484	$847,000
Convertible notes, gross	$905,484	$847,000
Less Debt discount recorded	(605,000)	(605,000)
Amortization debt discount, net or reversal of original and unamortized BCF	605,000	333,119
Convertible notes, net	$905,484	$575,119
 As of December 31, 2023 and 2022, convertible note under the June 2022 Blue Lake Financing, net of debt discount, consist of the following amounts:

	December 31, 2023	December 31, 2022

Blue Lake Convertible note, 12% coupon June 2023, inclusive of accrued interest	$495,800	$469,000
Convertible notes, gross	$495,800	$469,000
Less Debt discount recorded	(332,748)	(332,748)
Amortization debt discount, net or reversal of original and unamortized BCF	332,748	173,941
Convertible notes, net	$495,800	$310,193

SCHEDULE OF SHORT-TERM LOANS

As of December 31, 2023, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2023	December 31, 2022
Short term advance from CFO – Related Party	$35,050	$25,050
Short term advance from CEO – Related Party	50,000	-
Short term advances – bridge investors & others	210,000	245,000
Short term advances – Autotelic Inc. – Related Party	1,470,000	120,000
	$1,765,050	$390,050